Share Based Payment Arrangements - Additional Information (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Jul. 27, 2020 shares	Feb. 07, 2020 shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the date of exercise for stock options exercised | $ / shares			$ 33.78	$ 32.02
Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Options outstanding			2,502,339	3,463,098
Stock Option Plan (Equity-settled)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of shares issuable upon exercise of options granted			5,979,201
Share-based compensation award, vesting period	3 years		3 years
Compensation expense | $			$ 1.7	$ 3.3
Number of share options granted	99,485
Share-based compensation award, expiration period	7 years
Stock Option Plan (Equity-settled) | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted	99,485
Deferred Share Unit
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $			1.1	1.1
Mark-to-market gain (loss) in personnel expenses | $			(6.5)	(2.5)
Deferred Share Unit | Trade and Other Payables
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Liabilities from share-based payment transactions | $			19.2	11.9	$ 7.9
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $			$ 3.7	$ 2.9
Number of equity instruments granted			145,000	153,000
Weighted average price per share repurchased common shares | $ / shares			$ 53.10	$ 32.80
Share repurchase premium | $			$ 4.5	$ 1.1
Number of outstanding instruments			299,000	239,000	147,000
Restricted Share Units | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted		145,218
Fair value of RSU granted, per unit | $ / shares		$ 32.41
Restricted Share Units | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments			196,343	155,974
Restricted Share Units | Key Management Personnel | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted		95,358
Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $			$ 1.6
Number of equity instruments granted			145,000
Number of outstanding instruments			147,000
Performance Share Units | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted		145,218
Fair value of PSUs granted, per unit | $ / shares		$ 32.41
Performance Share Units | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments			96,984
Performance Share Units | Key Management Personnel | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted		95,358